MARKETABLE SECURITIES (Schedule of Fair Value, Cost or Amortized Cost, and Gross Unrealized Holding Gains and Losses) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 42,757	$ 56,747
Gross unrealized holding losses	6	131
Gross unrealized holding gains	44	6
Cost or Amortized cost	42,719	56,872
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	954	1,977
Gross unrealized holding losses		3
Gross unrealized holding gains	2	2
Cost or Amortized cost	952	1,978
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	28,126	35,627
Gross unrealized holding losses	4	79
Gross unrealized holding gains	34	3
Cost or Amortized cost	28,096	35,703
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	13,677	19,143
Gross unrealized holding losses	2	49
Gross unrealized holding gains	8	1
Cost or Amortized cost	$ 13,671	$ 19,191